Schedule of Reconciliation of Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 639	$ 2,769	$ 2,761	$ 7,732
Restricted cash	895	1,207	4,171	5,056
Restricted cash included in other noncurrent assets		800	800	800
Total cash, cash equivalents and restricted cash presented in the consolidated statements of cash flows	$ 1,534	$ 4,776	$ 7,732	$ 13,588	$ 72,251